Intangible assets	12 Months Ended
Dec. 31, 2023
Intangible assets
Intangible assets

10. Intangible assets

Intangible assets as at December 31, 2023 are as follows:

	Innovet	Prismic	Lucid	Total
Cost	$	$	$	$
As at December 31, 2021	500,000	19,201,493	6,314,571	26,016,064
Additions	250,000	—	—	250,000
As at December 31, 2022	750,000	19,201,493	6,314,571	26,266,064
Impairment	(750,000)	(19,201,493)	—	(19,951,493)
As at December 31, 2023	—	—	6,314,571	6,314,571

Accumulated amortization
As at December 31, 2021	79,409	9,617,361	117,555	9,814,325
Amortization	150,524	3,840,261	420,665	4,411,450
As at December 31, 2022	229,933	13,457,622	538,220	14,225,775
Amortization	39,971	1,904,348	420,664	2,364,983
Impairment	(269,904)	(15,361,970)	—	(15,631,874)
As at December 31, 2023	—	—	958,884	958,884

Net book value
As at December 31, 2022	520,067	5,743,871	5,776,351	12,040,289
As at December 31, 2023	—	—	5,355,687	5,355,687

During the year ended December 31, 2023, the Company recognized an impairment loss of $480,096 in the statements of loss and comprehensive loss related to the Innovet License Agreement as the Company made a strategic decision to no longer pursue the development of ultra-micro PEA for veterinary purposes.

During the year ended December 31, 2023, the Company recognized an impairment loss of $3,839,523 in the statements of loss and comprehensive loss related to licensed compound ultra-micro PEA (“FSD-201”) acquired through the acquisition of Prismic as the Company made a strategic decision to no longer pursue the development of FSD-201.

The Company’s intangible asset for Lucid represents the license agreement with the University Health Network giving the Company world-wide exclusive rights to the Lucid-MS compound and related patents.